RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Accounts receivable	R$ 1,223,316
Jointly controlled companies
ASSETS
Clients	37,741	R$ 52,308
Accounts receivable	14,725	1,436
Dividends / Interest on own capital receivable	180,213	216,728
Loans and financing receivable		688,884
Other assets		49,549
Total assets	232,679	1,008,905
LIABILITIES
Suppliers	17,268	37,437
Purchased Electricity	20,379
Accounts Payable	39,400	18,017
Other liabilities		15
Total liabilities	77,047	55,469
RESULT
Revenue from the use of Electricity	161,651	76,820
Income from services rendered	100,981	107,196
Other Revenues	551,180	296,759
Interest Income, Commissions and Exchange Rates and Variations	(38,071)	372,736
Financial revenue		692
Purchased Electricity	659,912	579,303
Network Use Charges	102,805	96,243
Other Expenses	(311,396)	(84,255)
Financial expenditure		626
Total	(298,372)	93,776
Associated companies
ASSETS
Clients	23,970	20,057
Accounts receivable	17,064	66
Dividends / Interest on own capital receivable	615,740	209,160
Loans and financing receivable	587,067
Other assets	78,147	57,075
Total assets	1,321,988	286,358
LIABILITIES
Suppliers	9,273	8,683
Purchased Electricity	9,273	9,222
Total liabilities	18,546	17,905
RESULT
Revenue from the use of Electricity	142,852	175,467
Income from services rendered	3,223	906
Interest Income, Commissions and Exchange Rates and Variations	180,134	90,274
Purchased Electricity	70,650	95,333
Network Use Charges	29
Other Expenses	(209)	(1,247)
Decommissioning Fund		78,680
Financial expenditure		850
Total	255,321	90,537
Post-employment benefit entities
ASSETS
Accounts receivable	932	934
Other assets	136,375	55
Total assets	137,307	989
LIABILITIES
Suppliers	231	231
Provisions	620,691	849,766
Social security contributions	32,991	18,797
Actuarial debt agreements	71,668	891,726
sundry obligations	11,079	9,933
Loans and financing	4,892	17,310
Accounts Payable	137,718	123,897
Other liabilities	124,354	201
Total liabilities	1,003,624	1,911,861
RESULT
Other Revenues	84,103	81,216
Taxes	2,650	3,094
Other Expenses	(557,258)	(550,789)
Actuarial expenses		56,712
Financial expenditure	140,730	10,203
Total	R$ (616,535)	R$ (539,582)